Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.    Description of Business

Benson Hill, Inc. and subsidiaries (collectively, “Benson Hill”, the “Company”, “we”, “us”, or “our”) are a values-driven food technology company with a vision to build a healthier and happier world by unlocking nature’s genetic diversity with our food innovation engine. Our purpose is to catalyze and broadly empower innovation from plant to plate so great tasting, more nutritious, affordable, and sustainable food choices are available to everyone. We combine cutting-edge technology with an innovative business approach to bring product innovations to customers and consumers. Our CropOS® technology platform uniquely combines data science, plant science, and food science to create innovative food, ingredient, and feed products — starting with a better seed. We are incorporated in Delaware and headquartered in St. Louis, Missouri, where the majority of our research and development activities are managed. We also process dry peas in North Dakota and supply fresh produce through packing, distribution, and growing locations in the southeastern states of the United States.

Merger with Star Peak Corp II

On September 29, 2021 (the “Closing Date”), Star Peak Corp II (“STPC”), a special purpose acquisition company, consummated a merger (the “Closing”) pursuant to that certain Agreement and Plan of Merger, dated May 8, 2021 (the “Merger Agreement”), by and among STPC, STPC Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of STPC (“Merger Sub”), and Benson Hill, Inc., a Delaware corporation (“Legacy Benson Hill”).

Pursuant to the terms of the Merger Agreement, a business combination between STPC and Legacy Benson Hill was effected through the merger of Merger Sub with and into Legacy Benson Hill, with Legacy Benson Hill surviving the transaction as a wholly-owned subsidiary of STPC (the “Merger”). On the Closing Date, STPC changed its name to Benson Hill, Inc (“New Benson Hill”) and Legacy Benson Hill changed its name to Benson Hill Holdings, Inc.

The Merger was accounted for as a reverse recapitalization (the “Reverse Recapitalization”) in accordance with U.S. generally accepted accounting principles (“U.S. GAAP” or “GAAP”). Under this method of accounting, STPC is treated as the “acquired” company and Legacy Benson Hill is treated as the acquirer for financial reporting purposes. The Reverse Recapitalization was treated as the equivalent of Legacy Benson Hill issuing stock for the net assets of STPC, accompanied by a recapitalization. The net assets of STPC are stated at historical cost, with no goodwill or other intangible assets recorded. This accounting treatment determination was primarily based on the following:

●	Legacy Benson Hill’s existing stockholders hold the majority of voting rights in New Benson Hill and are the largest single voting interest block in New Benson Hill;
●	Legacy Benson Hill’s senior management comprises all of the senior management of New Benson Hill;
●	The directors nominated by Legacy Benson Hill represent the majority of the directors on the board of directors of New Benson Hill; and
●	Legacy Benson Hill’s operations comprise the ongoing operations of New Benson Hill.

The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy Benson Hill. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the exchange ratio established in the Merger. Activity within the Consolidated Statements of Stockholders’ Equity for the issuance and repurchases of Legacy Benson Hill redeemable convertible preferred stock (the “Legacy Benson Hill Preferred Stock”) was also retroactively converted to Legacy Benson Hill common stock (the “Legacy Benson Hill Common Stock”).

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and Securities and Exchange Commission regulations, assuming the Company will continue as a going concern. For the year ended December 31, 2021, the Company incurred a net loss of $126,247, had negative cash flows from operating activities of $117,750 and capital expenditures of $31,490. Furthermore, as of December 31, 2021, the Company had an accumulated deficit of $280,569 and term debt and notes payable of $84,104, which are subject to repayment terms and covenants further described in Note 13–Debt. The Company has incurred significant losses since inception primarily to fund investment into technology and costs associated with early-stage commercialization of products. As of December 31, 2021, the Company had cash and cash equivalents of $78,963 and marketable securities of $103,689, but will require additional financing prior to becoming profitable.

As described further in Note 23—Subsequent Events, in March 2022 the Company entered into subscription agreements with a number of investors which resulted in proceeds, net of issuance costs, of approximately $81.1 million. The subscription agreements include a put right that would allow the investors to put their shares and warrants to the Company on or before April 2, 2022 if the Company does not file its 10-K, with specific disclosure provisions, on or before March 30, 2022. The filing of this form 10-K prior to that deadline terminated the investors’ put right. As a result of these items, the Company believes that its cash and marketable securities position, which were $182,652 on a combined basis as of December 31, 2021, along with the proceeds received in March 2022, is sufficient to meet capital and liquidity requirements for at least the next 12 months after the date that the financial statements are available to be issued.

The Company’s business prospects are subject to risks, expenses, and uncertainties frequently encountered by companies in the early stages of commercial operations. As of December 31, 2021 the Company has multiple debt instruments (see Note 13 — Debt), including term loans, notes payable and a revolving line of credit, certain of which require adherence to financial covenants, including maintaining minimum liquidity and maintenance of a minimum cash balance. If the Company breaches these covenants, the holder of the debt may declare all amounts immediately due and payable. If the covenants are breached, the Company plans to attempt to secure a waiver of the covenants or an amendment that modifies the covenants but there are no assurances that the Company will be able to comply with its future covenants without such a waiver or that the Company will be successful in obtaining a waiver or an amendment during 2022.

The attainment of profitable operations is also dependent upon future events, including obtaining adequate financing to complete and commercialize the Company’s research and development activities, obtaining adequate grower relationships, building its customer base, successfully executing its business and marketing strategy, and hiring appropriate personnel.

Failure to generate sufficient revenues, achieve planned gross margins and operating profitability, control operating costs, maintain existing debt arrangements or secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.